Parent Company Only, Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses [Abstract]
Professional services	$ 6,555	$ 6,895	$ 8,200
Total noninterest expense	97,713	93,994	93,827
Income before income taxes and subsidiaries' undistributed earnings	79,654	76,747	68,290
Income tax benefit	18,209	33,602	25,689
Net income	61,445	43,145	42,601
Change in other comprehensive (loss) income	(7,157)	4,445	(1,470)
Comprehensive income	54,288	47,590	41,131
TrustCo Bank Corp NY [Member]
Statements of Comprehensive Income [Abstract]
Dividends and interest from subsidiaries	24,920	24,510	24,498
Net gain on securities transactions	0	0	0
Miscellaneous income	0	0	0
Total income	24,920	24,510	24,498
Expenses [Abstract]
Operating supplies	122	26	21
Professional services	438	122	461
Miscellaneous expense	1,755	2,573	1,258
Total noninterest expense	2,315	2,721	1,740
Income before income taxes and subsidiaries' undistributed earnings	22,605	21,789	22,758
Income tax benefit	(523)	(1,171)	(578)
Income before subsidiaries' undistributed earnings	23,128	22,960	23,336
Equity in undistributed earnings of subsidiaries	38,317	20,185	19,265
Net income	61,445	43,145	42,601
Change in other comprehensive (loss) income	(7,157)	4,445	(1,470)
Comprehensive income	$ 54,288	$ 47,590	$ 41,131